Leases (Tables) (Q1)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating Lease, Lease Income

The following table presents lease revenue from operating leases in which the Company is the lessor for the periods indicated (in thousands):

	For the Year Ended December 31,
	2023	2022	2021
Total lease revenue	$1,537	$1,134	$1,439

Lease Balance Sheet Components	The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to lease asset and liability balances as of the periods indicated (in thousands):

	Consolidated Balance Sheet Classification	December 31, 2023	December 31, 2022
Assets
Right-of-use assets – finance leases	Other non-current assets	$16,357	$15,819
Liabilities
Finance lease liabilities (noncurrent)	Long-term debt	$17,769	$16,361
Total finance lease liabilities		$17,769	$16,361

Schedule of Future Minimum Rental Payments for Operating Leases

The following table shows the future lease payments under finance leases together with the present value of the net lease payments as of December 31, 2023 for 2024 through 2028 and thereafter (in thousands):

Finance Leases
2024	$891
2025	909
2026	927
2027	945
2028	965
Thereafter	39,958
Total	$44,595
Less: Imputed interest	(26,826)
Present value of lease payments	$17,769